Financial risk management objectives and policies - Concentration of credit risk (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of credit risk exposure [line items]
Revenue	$ 14,392	$ 8,740	$ 12,715
Percentage of entity's revenue	100.00%	100.00%	100.00%
A
Disclosure of credit risk exposure [line items]
Revenue	$ 1,921	$ 0	$ 0
Percentage of entity's revenue	13.00%	0.00%	0.00%
B
Disclosure of credit risk exposure [line items]
Revenue	$ 1,516	$ 0	$ 0
Percentage of entity's revenue	11.00%	0.00%	0.00%
C
Disclosure of credit risk exposure [line items]
Revenue	$ 1,459	$ 0	$ 0
Percentage of entity's revenue	10.00%	0.00%	0.00%
D
Disclosure of credit risk exposure [line items]
Revenue	$ 0	$ 1,052	$ 586
Percentage of entity's revenue	0.00%	12.00%	5.00%
E
Disclosure of credit risk exposure [line items]
Revenue	$ 0	$ 925	$ 934
Percentage of entity's revenue	0.00%	11.00%	7.00%
Other
Disclosure of credit risk exposure [line items]
Revenue	$ 9,496	$ 6,763	$ 11,195
Percentage of entity's revenue	66.00%	77.00%	88.00%